ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1: ORGANIZATION AND DESCRIPTION OF BUSINESS

monday.com Ltd (“monday.com” and together with its subsidiaries collectively, “the Company”) was incorporated under the laws of Israel and commenced operations in 2012. The Company operates an artificial intelligence (“AI”) cloud-based work platform that consists of modular building blocks that can be easily used and assembled to create software applications and work management tools and serves as a connective layer to integrate with other systems and applications across an organization. On top of our platform, we have built a product suite to address the needs of specific industries and use cases. By using the Company’s AI work platform and products, customers can simplify and accelerate their digital transformation, enhance organizational agility, create a unifying workspace across departments, and increase operational efficiency and productivity through AI-powered workflows.

monday.com has ten wholly owned subsidiaries: monday.com Inc. (the “U.S. Subsidiary”), incorporated in the United States in 2016, monday.com UK 2020 Ltd., incorporated under the laws of England in 2020, monday.com PTY Ltd., incorporated in Australia in 2020, monday.com Ltda., incorporated in Brazil in 2021, monday.com K.K., incorporated in Japan in 2021, monday.com Sp.z o.o., incorporated in Poland in 2022, monday.com PTE., incorporated in Singapore in 2022, monday.com SAS., incorporated in France in 2024, monday.com GmbH., incorporated in Germany in 2024, and monday.com, S.A. DE C.V., incorporated in Mexico in 2025. The subsidiaries primarily engage in providing business development, presale, and customer success services to the Company’s existing and potential customers.